Significant accounting policies, judgements, estimates and assumptions - Impairment of property, plant and equipment, intangible assets, and goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) usd_per_bbl	Dec. 31, 2020 USD ($) usd_per_mmBtu	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) usd_per_bbl	Dec. 31, 2019 USD ($) usd_per_mmBtu
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used to determine recoverable costs, fair value less costs of disposal	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Carrying amount of oil and gas properties	$ 114,836	$ 114,836	$ 114,836	$ 114,836	$ 132,642	$ 132,642	$ 132,642
Nominal Inflation Rate Used in Determining Price Assumptions		2.00%			2.00%
Long-term price assumptions used in current measurement of fair value less costs of disposal						70	4
Goodwill	$ 12,480	$ 12,480	$ 12,480	$ 12,480	$ 11,868	$ 11,868	$ 11,868
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Premium added to discount rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Discount rate used in current estimate of value in use	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Premium added to discount rate	3.00%	3.00%	3.00%	3.00%	4.00%	4.00%	4.00%
Discount rate used in current estimate of value in use	15.00%	15.00%	15.00%	15.00%	13.00%	13.00%	13.00%
Within one year
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing			50	3.00
Later than one year and not later than five years [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing			50	3.00
5 to 10 years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing			60	3.00
Later than ten years and not later than twenty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing			60	3.00
Later than twenty years and not later than thirty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing			50	2.75
Oil and gas properties with headroom equal to or less than 20% of carrying value
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	$ 45,027	$ 45,027	$ 45,027	$ 45,027	$ 25,092	$ 25,092	$ 25,092
Oil and gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	73,849	$ 73,849	$ 73,849	$ 73,849	$ 89,714	$ 89,714	$ 89,714
Percentage of headroom (less than or equal to)		20.00%
Ten Percentage Point Decrease | Oil and gas properties | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	(6,000)
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment		5.00%
Ten Percentage Point Decrease | Oil and gas properties | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	(7,000)
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment		6.00%
Ten Percentage Point Increase | Oil and gas properties | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	4,000
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment		3.00%
Ten Percentage Point Increase | Oil and gas properties | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	5,000
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment		4.00%
One Percentage Point Increase
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis For Types Of Market Risk, Effect Of Change In Discount Rate Used To Estimate Impairment Charges	2,400
One Percentage Point Decrease
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis For Types Of Market Risk, Effect Of Change In Discount Rate Used To Estimate Impairment Charges	$ (2,700)